Share capital (Detail Textuals) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Number of shares issued	264,232
Gross proceeds from issue of shares issued and transferrable warrants		$ 10,539,366	$ 6,771,033
Number of warrants issued	1,020,094
Fair value of warrants issued	$ 940,070
Shares issued for finder's fees fair value	23,678	712,745	1,342,600
Stock-based compensation expense	$ 3,228,508	$ 889,511	$ 1,461,189
Weighted average number of common shares outstanding	26,582,664	21,818,315	16,342,434
Number of warrants exercised	294,232
Net and comprehensive loss	$ 10,038,145	$ 11,366,372	$ 8,973,347
Shares issued for stock option exercised (Note 12, 13)	$ 12,395
Number of warrants exercisable	212,500
Shares issued pursuant to exercise of warrants	$ 1,639,449
Stock options
Disclosure of classes of share capital [line items]
Stock options exercisable period	7 years
Maximum number of common shares reserved for issuance	30,000,000
Weighted average share price, share options granted	$ 2.27	$ 0.74
Warrants
Disclosure of classes of share capital [line items]
Number of shares issued	4,250,000
Number of warrants issued	10,807,093	2,592,564
Number of warrants exercised	294,232	2,500
Share capital
Disclosure of classes of share capital [line items]
Number of shares issued	32,332,343	23,794,106
Number of shares outstanding	32,332,343	23,794,106	20,891,794	13,391,813
Number of shares issued during the year		1,910,250	6,787,600
Number of transferrable warrants	5,411,900
Gross proceeds from issue of shares issued and transferrable warrants	$ 24,091,775	$ 10,640,866	$ 6,771,033
Number of common stock issued for services	207,000
Fair value of common shares for services	$ 1,033,611
Share issue related cost	$ 2,916,165
Shares issued for finder's fees	2,286	107,005	636,756
Shares issued for finder's fees fair value	$ 23,678	$ 709,522	$ 823,512
Warrants to acquire common shares for services		75,000
Shares issued for stock option exercised (Note 12, 13)	$ 31,669
Number of shares issued for stock option exercised	6,198
Shares issued pursuant to exercise of warrants	$ 1,639,449
Shares issued for cash, net of derivative liability, shares	8,028,521
Share-based payment reserve
Disclosure of classes of share capital [line items]
Shares issued for finder's fees fair value		$ 3,223	$ 519,088
Shares issued for stock option exercised (Note 12, 13)	$ (19,274)